Consolidated Balance Sheet Components	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Consolidated Balance Sheet Components
6. Consolidated Balance Sheet Components
Property and Equipment, Net
Property and equipment, net consisted of the following:

	As of December 31,
	2022	2021
	(in thousands)
Computer equipment	$6,912	$6,104
Furniture and office equipment	2,531	2,216
Leasehold improvements	16,576	12,825
Property and equipment, gross	26,019	21,145
Less: accumulated depreciation and amortization	(7,433)	(4,177)
Property and equipment, net	$18,586	$16,968
Depreciation and amortization expenses were $3.4 million, $1.8 million, and $1.3 million for the years ended December 31, 2022, 2021, and 2020, respectively.
The following table presents our property and equipment, net of depreciation and amortization, by geographic region:

	As of December 31,
	2022	2021
	(in thousands)
Israel	$16,671	$14,868
United States	1,796	1,997
Rest of world	119	103
Total property and equipment, net	$18,586	$16,968

Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following:

	As of December 31,
	2022	2021
	(in thousands)
Accrued expenses	$6,175	$7,557
Customer credits	5,388	3,462
Derivative financial instruments	2,397	61
Other	1,853	2,226
Accrued expenses and other current liabilities	$15,813	$13,306
Other Liabilities, Noncurrent
Other liabilities, noncurrent consisted of the following:

	As of December 31,
	2022	2021
	(in thousands)
Other tax liabilities	$8,734	$2,721
Deferred rent	—	6,580
Other	—	58
Other liabilities, noncurrent	$8,734	$9,359